PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,022
Computer equipment	734,664	884,461	136,537
Furniture and fixtures	8,391	9,759	1,507
Leasehold improvements	19,371	19,267	2,974
Motor vehicles	9,296	9,985	1,541

	784,822	936,572	144,581
Less: accumulated depreciation	(365,936)	(436,626)	(67,403)

	418,886	499,946	77,178

Schedule of depreciation expenses

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	45,581	79,348	131,102	20,239
Sales and marketing expenses	280	198	49	8
General and administrative expenses	5,706	5,796	9,191	1,419
Research and development expenses	8,309	9,484	12,971	2,001

	59,876	94,826	153,313	23,667

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,022
Computer equipment	37,728	227,436	35,110

	50,828	240,536	37,132
Less: accumulated depreciation	(7,398)	(41,472)	(6,402)

	43,430	199,064	30,730